Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (52,488)	$ (104,492)	$ (140,519)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	13,634	69,401	38,319
Total realized and unrealized losses on derivative instruments	(38,854)	(35,091)	(102,200)
Interest Rate Swap Agreements
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(53,921)	(87,320)	(108,036)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	17,005	62,446	37,723
Interest rate swap agreement terminations
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(610)	(8,140)	(10,876)
Foreign currency forward contracts
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	667	(11,186)	(21,607)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	3,925	15,833	(418)
Time-charter Swap Agreement
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	1,106	2,154	0
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(875)	875	0
Forward freight agreements
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	270	0	0
Stock Purchase Warrants
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (6,421)	$ (9,753)	$ 1,014